Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	Sep. 30, 2025	Mar. 31, 2025
Common stock [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	3,857,407,640	3,884,445,458
Treasury stock [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,689,630	10,651,848